Business Combinations - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 21, 2020	Dec. 02, 2020	Oct. 23, 2020	Jun. 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	May 21, 2020	Dec. 31, 2019
Liabilities:
Goodwill					$ 91,636	$ 91,271	$ 0	$ 0	$ 0
NuWave
Business Acquisition [Line Items]
Cash paid				$ 27,881
Equity issued				2,900
Purchase consideration				30,781
Assets:
Cash				1,038
Accounts receivable				3,018
Other current assets				112
Contract assets				1,095
Deposits				27
Property and equipment				77
Intangible assets				16,200
Total				21,567
Liabilities:
Accounts payable				365
Accrued liabilities				364
Deferred tax liability				476
Total				1,205
Fair value of net identifiable assets acquired				364
Goodwill				$ 10,419
PCI Acquisition
Business Acquisition [Line Items]
Cash paid			$ 55,932
Equity issued			8,143
Purchase consideration			64,075
Assets:
Cash			364
Accounts receivable			6,710
Contract assets			4,569
Property and equipment			218
Intangible assets			22,800
Other non-current assets			5
Prepaid expenses and other current assets			383
Total			35,049
Liabilities:
Accounts payable			1,131
Accrued liabilities			3,776
Deferred tax liability			1,033
Total			5,940
Fair value of net identifiable assets acquired			29,109
Goodwill			$ 34,966
Open Solutions Acquisition
Business Acquisition [Line Items]
Cash paid		$ 60,715
Equity issued		2,145
Purchase consideration		62,860
Assets:
Cash		63
Accounts receivable		6,127
Property and equipment		305
Intangible assets		30,800
Other non-current assets		48
Prepaid expenses and other current assets		89
Total		37,432
Liabilities:
Accounts payable		122
Accrued liabilities		946
Deferred tax liability		334
Other non-current liabilities		27
Total		1,429
Fair value of net identifiable assets acquired		36,003
Goodwill		$ 26,857
ProModel Acquisition
Business Acquisition [Line Items]
Cash paid	$ 43,718
Assets:
Cash	1,843
Accounts receivable	907
Other current assets	707
Contract assets	779
Property and equipment	134
Intangible assets	21,700
Other non-current assets	18
Prepaid expenses and other current assets	64
Total	26,152
Liabilities:
Accounts payable	2
Accrued liabilities	960
Contract liabilities	501
Total	1,463
Fair value of net identifiable assets acquired	24,689
Goodwill	$ 19,029